CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY) - USD ($) $ in Thousands	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income [Member]
Balance at Dec. 31, 2013	$ (3,582)	$ 471	$ 14,176	$ (18,229)
Balance (shares) at Dec. 31, 2013		11,408,490
Changes during the six months ended
Comprehensive loss	(3,443)			(3,473)	$ 30
Capital contribution	686		686
Share-based compensation	144		144
Balance at Jun. 30, 2014	(6,195)	$ 471	15,006	(21,702)	30
Balance (shares) at Jun. 30, 2014		11,408,490
Balance at Dec. 31, 2014	$ 48,762	$ 954	77,600	(29,713)	(79)
Balance (shares) at Dec. 31, 2014	22,443,934	22,443,934
Changes during the six months ended
Comprehensive loss	$ (7,589)			(7,732)	143
Issuance of Ordinary Shares through a public offering , net of $4,818 issuance costs	64,202	$ 298	63,904
Issuance of Ordinary Shares through a public offering , net of $4,818 issuance costs (shares)		7,419,353
Exercise of warrants	2,130	$ 21	2,109
Exercise of warrants (shares)		515,634
Exercise of options	315	$ 7	308
Exercise of options (shares)		163,850
Share-based compensation	859		859
Balance at Jun. 30, 2015	$ 108,679	$ 1,280	$ 144,780	$ (37,445)	$ 64
Balance (shares) at Jun. 30, 2015	30,542,771	30,542,771